Schedule of Investments (unaudited) April 30, 2023	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 4.5%
Black Belt Energy Gas District, RB, Series F, 5.50%, 11/01/53(a)	$830	$880,433
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	1,665	1,692,867
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	3,175	3,251,175
Series D, Sub Lien, 6.00%, 10/01/42	7,410	7,838,417
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.25%, 01/01/54	9,350	9,949,204
Series A-1, 5.50%, 01/01/53	1,405	1,516,523

		25,128,619

Arizona — 4.0%
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	940	795,836
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	3,575	3,232,068
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/44	5,905	5,678,048
Salt Verde Financial Corp., RB 5.00%, 12/01/32	7,365	7,820,967
5.00%, 12/01/37	5,000	5,200,525

		22,727,444

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.75%, 09/01/49(b)	4,900	4,502,924

California — 8.8%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	6,490	6,454,026
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	2,010	2,368,041
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	785	778,436
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/23(c)	2,560	2,568,028
Series A, 4.00%, 08/15/48	3,540	3,435,567
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	305	307,271
Series A, 5.25%, 08/15/49	770	774,679
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(b)	1,650	1,649,881
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	1,605	1,622,345
California Statewide Financing Authority, RB, Series A, 6.00%, 05/01/43	3,285	3,286,761
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/42	2,815	2,727,287
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 5.00%, 05/15/46	2,415	2,562,643
Series D, AMT, Subordinate, 4.00%, 05/15/51	1,335	1,254,326
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	500	345,825

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) 4.00%, 10/01/56	$235	$190,545
4.00%, 12/01/56	340	244,011
Series A, 4.00%, 06/01/58	1,410	1,100,244
Senior Lien, 3.13%, 06/01/57	1,215	835,496
Series A, Senior Lien, 4.00%, 12/01/58	615	475,927
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	6,490	6,745,628
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/56	3,145	3,281,421
San Diego Public Facilities Financing Authority, Refunding RB, Series A, AMT, 4.00%, 08/01/45	1,000	1,009,050
State of California, GO, (AMBAC), 5.00%, 04/01/31	10	10,016
State of California, Refunding GO, 4.00%, 03/01/46	4,390	4,456,816
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(c)	740	749,545

		49,233,815

Colorado — 2.5%
Board of Governors of Colorado State University System, Refunding RB, Series C, 4.00%, 03/01/47	4,265	4,209,380
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.50%, 11/15/53	3,580	3,908,103
Series D, AMT, 5.75%, 11/15/45	870	982,307
Colorado Health Facilities Authority, RB 5.50%, 11/01/47	355	381,300
5.25%, 11/01/52	745	782,791
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 08/01/44	3,090	2,898,154
Series A, 4.00%, 11/15/50	1,125	1,048,751

		14,210,786

Connecticut — 0.5%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 4.00%, 07/01/38	3,000	2,964,591

Delaware — 1.6%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	3,065	3,013,530
Delaware State Health Facilities Authority, Refunding RB, 4.00%, 10/01/49	3,720	3,493,645
Delaware Transportation Authority, RB, 5.00%, 06/01/55	2,430	2,483,013

		8,990,188

District of Columbia — 7.6%
District of Columbia, Refunding RB, 5.00%, 10/01/48	4,875	4,981,124
District of Columbia, TA, 5.13%, 06/01/41	4,440	4,448,063
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/39	795	786,902
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/31(d)	8,350	6,348,973
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/32(d)	15,000	10,961,250
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33(d)	13,410	9,370,693

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB (continued)
Series B, Subordinate, 4.00%, 10/01/49	$3,780	$3,548,857
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.00%, 07/15/46	2,540	2,512,121

		42,957,983

Florida — 3.6%
Alachua County Health Facilities Authority, RB, Series A, 5.00%, 12/01/44	4,825	4,858,939
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	445	438,875
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	2,790	2,803,601
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/52	5,000	5,387,925
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	980	1,042,145
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	5,000	5,242,705
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	220	212,951

		19,987,141

Georgia — 3.6%
Cobb County Kennestone Hospital Authority, RB, 4.00%, 04/01/52	2,400	2,192,508
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	1,105	1,016,441
Georgia Ports Authority, ARB, 4.00%, 07/01/52	1,450	1,393,776
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	1,040	1,098,909
Series A, 5.00%, 05/15/36	1,040	1,084,114
Series A, 5.00%, 05/15/37	1,145	1,176,902
Series A, 5.00%, 05/15/38	630	643,697
Series A, 5.00%, 05/15/49	2,100	2,067,231
Series A, 5.00%, 06/01/53(a)	4,470	4,708,211
Series B, 5.00%, 12/01/52(a)	2,105	2,204,973
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	3,290	2,899,638

		20,486,400

Idaho — 1.8%
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	10,000	10,013,340

Illinois — 8.8%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,115	1,102,712
Series C, 5.25%, 12/01/35	3,095	3,126,835
Series D, 5.00%, 12/01/46	4,040	3,993,231
Series H, 5.00%, 12/01/36	460	465,027
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,365	1,389,327
Series D, 5.00%, 12/01/25	1,735	1,765,923
Series D, 5.00%, 12/01/31	1,000	1,030,078
Series G, 5.00%, 12/01/34	455	465,790
Chicago O’Hare International Airport, Refunding ARB, Series B, Senior Lien, 5.00%, 01/01/53	3,035	3,155,835
Cook County Community College District No. 508, GO, 5.50%, 12/01/38	1,635	1,639,617

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	$500	$484,397
Series A, 5.00%, 02/15/50	270	257,511
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(c)	135	141,468
Series C, 4.00%, 02/15/41	2,860	2,820,867
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	1,835	1,840,615
Metropolitan Pier & Exposition Authority, Refunding RB 4.00%, 06/15/50	570	491,480
Series B, (AGM), 0.00%, 06/15/44(d)	10,925	4,037,541
Series B, (AGM), 0.00%, 06/15/47(d)	27,225	8,410,646
State of Illinois, GO 5.50%, 07/01/38	4,000	4,015,436
5.00%, 02/01/39	3,195	3,206,403
Series A, 5.00%, 04/01/38	2,510	2,520,364
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/28	1,000	1,085,883
University of Illinois, RB, Series A, 5.00%, 04/01/44	2,045	2,064,747

		49,511,733

Indiana — 2.3%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,635	1,662,038
AMT, 7.00%, 01/01/44	3,950	4,006,943
Indiana Finance Authority, RB(c)
Series A, AMT, 5.00%, 07/01/23	3,925	3,933,687
Series A, AMT, 5.25%, 07/01/23	840	842,457
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,580	2,582,090

		13,027,215

Kansas — 0.1%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	530	497,271

Kentucky — 0.5%
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(e)	2,485	2,834,003

Louisiana — 0.3%
Lafayette Parish School Board Sale Tax Revenue, RB, 4.00%, 04/01/53	760	693,217
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	835	839,162

		1,532,379

Maryland — 1.0%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/46	3,415	3,538,326
Maryland Health & Higher Educational Facilities Authority, RB
Series 2017, 5.00%, 12/01/46	880	905,149
Series B, 4.00%, 04/15/50	1,250	1,198,180

		5,641,655

Massachusetts — 3.5%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	4,335	4,260,551
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	2,740	3,036,386
Series C, 5.00%, 10/01/52	2,835	3,108,200

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A-1, 5.25%, 07/01/29	$3,250	$3,778,889
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	3,000	3,009,531
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	2,325	2,442,652

		19,636,209

Michigan — 4.4%
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	1,125	1,203,015
Series B, 2nd Lien, 5.50%, 07/01/52	2,655	2,864,482
Series A, Senior Lien, 5.25%, 07/01/52	2,655	2,888,717
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	2,655	2,883,019
Series B, Senior Lien, 5.50%, 07/01/52	2,655	2,891,914
Michigan Finance Authority, RB 4.00%, 02/15/47	820	777,650
4.00%, 02/15/50	4,730	4,403,663
4.00%, 02/15/44	1,710	1,651,222
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	3,110	2,879,328
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,255	2,285,267

		24,728,277

Minnesota — 1.2%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,160	2,083,614
Series A, 5.25%, 02/15/53	1,190	1,229,777
Series A, 5.25%, 02/15/58	3,125	3,221,318

		6,534,709

Missouri — 2.5%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB 5.50%, 05/01/43	510	510,000
Series A, 4.00%, 02/15/49	5,555	5,128,026
Series C, 5.00%, 11/15/42	5,470	5,662,380
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	2,680	2,745,019

		14,045,425

Nebraska — 1.5%
Omaha Public Power District, RB, Series A, (AGM-CR), 4.00%, 02/01/51	8,700	8,283,627

New Hampshire(b) — 0.7%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	3,205	2,696,456
Series C, AMT, 4.88%, 11/01/42	1,665	1,446,757

		4,143,213

New Jersey — 10.2%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	3,490	3,538,832
5.25%, 11/01/44	3,180	3,205,313

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, RB Class A, 5.25%, 11/01/47	$3,565	$3,903,889
Series EEE, 5.00%, 06/15/48	12,340	12,898,212
Series B, AMT, 6.50%, 04/01/31	2,005	2,126,311
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	3,040	2,867,881
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	2,570	2,556,086
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,595	2,680,715
New Jersey Transportation Trust Fund Authority, RB
Series C, (AMBAC), 0.00%, 12/15/35(d)	7,395	4,351,802
Series S, 5.00%, 06/15/46	2,415	2,533,089
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/45	5,425	5,541,388
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.25%, 06/01/46	5,120	5,334,103
Sub-Series B, 5.00%, 06/01/46	6,085	6,036,904

		57,574,525

New York — 22.9%
City of New York, GO
Series A-1, 4.00%, 09/01/46	1,640	1,594,397
Series C, 5.00%, 08/01/43	2,330	2,539,267
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,070	3,717,896
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	4,960	5,041,289
Series B, 5.25%, 11/15/39	1,765	1,793,881
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	3,335	3,375,570
Series C-1, 5.00%, 11/15/50	1,085	1,112,845
Series C-1, 5.25%, 11/15/55	1,605	1,672,625
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	3,335	3,182,997
New York City Municipal Water Finance Authority, Refunding RB
Series BB-1, 4.00%, 06/15/45	1,545	1,535,401
Series DD, 4.13%, 06/15/46	9,330	9,227,809
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Subordinate, 4.00%, 05/01/47	5,000	4,914,140
Series F-1, Subordinate, 4.00%, 02/01/51	840	808,424
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,400	3,400,503
New York Liberty Development Corp., Refunding RB Class 2, 5.38%, 11/15/40(b)	1,760	1,761,544
Series 1, 5.00%, 11/15/44(b)	8,145	7,858,174
Series A, 2.88%, 11/15/46	7,060	5,014,365
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/55	2,765	2,616,464
New York State Dormitory Authority, RB, Series A, 4.00%, 03/15/47	1,575	1,545,050
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	2,270	2,218,662
Series A, 4.00%, 03/15/47	7,890	7,654,405
Series A, 4.00%, 03/15/48	1,395	1,347,175
Series D, 4.00%, 02/15/47	4,730	4,575,892
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/46	13,985	13,523,076
Series A, 4.00%, 03/15/49	1,870	1,815,071

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp., Refunding RB 4.00%, 03/15/49	$6,675	$6,403,167
Series E, 4.00%, 03/15/46	6,135	5,950,036
New York Transportation Development Corp., ARB, Series A, AMT, 5.00%, 07/01/46	1,525	1,509,106
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	2,230	2,341,014
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,395	5,576,110
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	4,000	3,909,500
Series A, 5.00%, 05/15/48	1,625	1,785,389
Series A, 4.13%, 05/15/53	3,275	3,194,746
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	1,790	1,919,814
Series A, 5.00%, 11/15/54	1,725	1,837,994
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	411	408,516

		128,682,314

Ohio — 4.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	6,725	6,266,483
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 11/01/44	4,160	4,062,802
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	840	864,724
Series A, 4.00%, 12/01/44	1,060	1,009,545
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	1,130	1,258,270
County of Hamilton Ohio, Refunding RB 4.00%, 08/15/50	1,245	1,160,405
Series A, 3.75%, 08/15/50	2,190	1,937,648
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/43	8,435	8,446,024
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	545	501,772
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,685	1,686,142

		27,193,815

Oklahoma — 1.1%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/57	2,460	2,259,793
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	4,320	4,231,168

		6,490,961

Oregon — 0.7%
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	3,725	4,112,296

Pennsylvania — 5.0%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	1,275	1,161,364
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	6,325	6,235,318
Montgomery County Higher Education and Health Authority, Refunding RB 4.00%, 09/01/51	1,115	1,005,149
Series A, 5.00%, 09/01/48	740	757,651

Security	Par (000)	Value

Pennsylvania (continued)
Montgomery County Higher Education and Health Authority, Refunding RB (continued)
Series A, 4.00%, 09/01/49	$1,185	$1,076,642
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	1,765	1,769,635
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,210	3,212,883
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, 4.25%, 10/01/52	2,335	2,381,670
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	2,290	2,144,645
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/44	2,305	2,342,698
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	1,550	1,503,689
Pennsylvania Turnpike Commission, Refunding RB, Series C, 4.00%, 12/01/51	4,515	4,287,051

		27,878,395

Puerto Rico — 5.3%
Commonwealth of Puerto Rico, GO
Series A1, Restructured, 5.63%, 07/01/29	2,931	3,109,678
Series A1, Restructured, 5.75%, 07/01/31	2,646	2,850,910
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	3,817	3,583,556
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(d)	9,662	2,627,223
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	12,161	11,694,784
Series A-2, Restructured, 4.78%, 07/01/58	6,236	5,775,877

		29,642,028

Rhode Island — 0.1%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(f)(g)	4,155	623,250

South Carolina — 4.6%
South Carolina Jobs-Economic Development Authority, Refunding RB 4.00%, 12/01/44	3,835	3,742,040
Series A, 5.00%, 05/01/48	3,030	3,075,953
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	1,330	1,213,899
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	8,090	8,163,247
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	5,000	5,027,935
Series E, 5.25%, 12/01/55	4,550	4,618,027

		25,841,101

Tennessee — 2.5%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	2,665	2,775,030
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	1,440	1,473,542

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	$2,025	$1,977,913
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	7,325	7,584,385

		13,810,870

Texas — 8.9%
Arlington Higher Education Finance Corp., RB(b) 7.50%, 04/01/62	885	939,411
7.88%, 11/01/62	755	776,462
Austin Independent School District, GO, 4.00%, 08/01/48	1,500	1,479,384
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	5,755	5,971,912
City of Houston Texas Airport System Revenue, ARB, Series B-1, AMT, 5.00%, 07/15/30	3,600	3,583,328
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	1,765	1,764,954
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	1,525	1,534,949
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48	1,225	1,203,706
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 6.38%, 01/01/33	40	40,008
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(c)(d)	4,110	2,042,559
San Antonio Public Facilities Corp., Refunding RB, Convertible, 4.00%, 09/15/42	5,700	5,543,945
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	2,695	2,815,092
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	1,280	1,165,861
Series A, 5.00%, 07/01/53	1,570	1,634,188
Series B, 5.00%, 07/01/48	9,585	9,869,147
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,435	2,437,065
Texas Water Development Board, RB, 4.00%, 10/15/45	2,735	2,714,342
Waller Consolidated Independent School District, GO, (BAM), 4.00%, 02/15/48	5,000	4,739,930

		50,256,243

Utah — 0.7%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	1,920	1,956,630
Series A, AMT, 5.00%, 07/01/48	1,845	1,882,987

		3,839,617

Virginia — 2.0%
Hampton Roads Transportation Accountability Commission, RB
Series A, 4.00%, 07/01/52	5,495	5,282,305
Series A, Senior Lien, 4.00%, 07/01/50	1,115	1,061,247
Series A, Senior Lien, 4.00%, 07/01/55	4,950	4,750,515

		11,094,067

Security	Par (000)	Value

Washington — 1.1%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	$3,120	$3,209,872
Series C, AMT, 5.00%, 04/01/40	1,565	1,585,188
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.50%, 08/01/47	1,330	1,448,878

		6,243,938

Wisconsin(b) — 0.2%
Public Finance Authority, RB
Series A, 5.00%, 07/15/39	190	170,427
Series A, 5.00%, 07/15/49	720	599,890
Series A, 5.00%, 07/15/54	345	281,729

		1,052,046

Total Municipal Bonds — 136.2% (Cost: $758,720,007)		765,954,413

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Colorado — 1.3%
County of Adams Colorado, Refunding COP, 4.00%, 12/01/45	7,820	7,592,266

District of Columbia — 1.8%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	10,265	10,015,381

Georgia — 1.7%
Main Street Natural Gas, Inc., RB, Series B, 5.00%, 12/01/52	8,998	9,425,061

Nebraska — 0.8%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53	4,302	4,489,722

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	5,950	5,658,944

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.6% (Cost: $38,146,423)		37,181,374

Total Long-Term Investments — 142.8% (Cost: $796,866,430)		803,135,787

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(i)(j)	22,953,575	$22,951,279

Total Short-Term Securities — 4.1% (Cost: $22,949,781)		22,951,279

Total Investments — 146.9% (Cost: $819,816,211)		826,087,066

Other Assets Less Liabilities — 1.9%		10,155,387

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.1)%		(22,797,646)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (44.7)%		(251,116,186)

Net Assets Applicable to Common Shares — 100.0%		$562,328,621

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$12,963,148	$9,984,079	(a)	$—	$4,626	$(574)	$22,951,279	22,953,575	$317,895	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	123	06/21/23	$14,201	$(282,424)
U.S. Long Bond	186	06/21/23	24,529	(668,470)
5-Year U.S. Treasury Note	99	06/30/23	10,885	(155,622)

				$(1,106,516)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Fund, Inc. (MYD)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$765,954,413	$—	$765,954,413
Municipal Bonds Transferred to Tender Option Bond Trusts	—	37,181,374	—	37,181,374
Short-Term Securities
Money Market Funds	22,951,279	—	—	22,951,279

	$22,951,279	$803,135,787	$—	$826,087,066

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(1,106,516)	$—	$—	$(1,106,516)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(22,595,460)	$—	$(22,595,460)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)

	$—	$(273,995,460)	$—	$(273,995,460)

Portfolaio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.-Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

GO	General Obligation Bonds

M/F	Multi-Family

Portfolio Abbreviation (continued)

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

7